SEGMENTED DISCLOSURE INFORMATION	12 Months Ended
Dec. 31, 2017
SEGMENTED DISCLOSURE INFORMATION
SEGMENTED DISCLOSURE INFORMATION

14. SEGMENTED DISCLOSURE INFORMATION

The Trust has one reportable segment — the ownership and rental of industrial real estate as determined by the information reviewed by the chief operating decision maker who is the Chief Executive Officer. The following tables present certain information with respect to geographic segmentation:

Revenue

Years ended December 31,	2017	2016

Canada	$58,484	$62,733
United States	66,774	63,515
Austria	60,328	60,285
Germany	22,271	23,091
Netherlands	9,577	9,515
Other Europe	5,204	4,262

	$222,638	$223,401

For the year ended December 31, 2017, revenue from Magna comprised approximately 74% (2016 — 76%) of the Trust's total revenue.

Investment properties

As at December 31,	2017	2016

Canada	$621,003	$763,701
United States	874,499	779,196
Austria	780,030	699,001
Germany	265,734	242,467
Netherlands	127,807	118,123
Other Europe	64,495	50,607

	$2,733,568	$2,653,095